Document And Entity Information	Mar. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2025
Entity Registrant Name	Boundless Bio, Inc.
Entity Central Index Key	0001782303
Entity Emerging Growth Company	true
Entity File Number	001-41989
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-0751369
Entity Address, Address Line One	10955 Alexandria Way, Suite 100,
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	766-9912
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BOLD
Security Exchange Name	NASDAQ